Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Mar. 31, 2024
Fair Value of Warrants		$ 18,554,494	[1],[2]	$ 5,781,328	[3]
Fair value		63,520,000	[2]	28,210,609
Loss on change in fair value of Convertible Notes	[4]	(21,960)
Chief Executive Officer [Member]
Fair Value of Warrants		1,800		300
Fair value		7,100
Loss on change in fair value of Convertible Notes		(2,500)
Loss on change in fair value of company warrants		600
Compensation expense		3,700
Chief Technology Officer [Member]
Fair Value of Warrants		900		$ 200
Fair value		3,600
Loss on change in fair value of Convertible Notes		(1,200)
Loss on change in fair value of company warrants		300
Compensation expense		1,900
Senior Secured Convertible Notes [Member] | Chief Executive Officer [Member]
Fair Value of Warrants		1,800
Loss on change in fair value of Convertible Notes		(2,500)
Senior Secured Convertible Notes [Member] | Chief Technology Officer [Member]
Fair Value of Warrants		900
Loss on change in fair value of Convertible Notes		$ (1,200)

[1]	Includes the warrants issued on August 4, 2023, which are exercisable to purchase 1,500,000 shares of Class A Common Stock; JMCM Holdings LLC is the only holder of the Original Warrants.
[2]	Represents the fair value of the Convertible Notes, Company Warrants and Original Warrants as of December 31, 2023, based on the accounting treatment elected by the Company. This does not reflect actual cash value delivered to any holder of the Convertible Notes, including the Kemp Trust and Dr. London. The valuation of such instruments is subject to change, predominantly driven by changes in the market price of a share of the Company’s Class A Common Stock. See the sections entitled Warrants to Purchase Class A Common Stock and Fair Value Option of Accounting in Note 1 — Description of Business, Basis of Presentation and Significant Accounting Policies as well as Note 5 — Fair Value Measurements in these consolidated financial statements.
[3]	Includes the warrants issued on August 4, 2023 (the “Original Warrants”), which are exercisable to purchase 1,500,000 shares of Class A Common Stock; JMCM Holdings LLC is the only holder of the Original Warrants.
[4]	The Company incurred losses on changes in fair value of the Convertible Notes held by the CEO and CTO of $2.5 million and $1.2 million, respectively.